As filed with the Securities Exchange Commission on September 4, 2015.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
470 Atlantic Avenue, Suite 400
Boston, MA 02210
 (Name and address of agent for service)

800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  June 30, 2015

Item 1. Reports to Stockholders.

Annual Report

June 30, 2015

EntrepreneurShares Global Fund

Entrepreneur U.S. All Cap Fund

Entrepreneur U.S. Large Cap Fund

Each a series of EntrepreneurShares Series Trust
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

EntrepreneurShares Series Trust

August 10, 2015

Dear Shareholders:

We are pleased to report the results for our Fiscal year running July 1, 2014 to June 30, 2015 and share our thoughts for the months ahead.  During the past year, equity capital markets generally provided a 5% to 10% appreciation with periodic dips.  Global markets experienced a drop off in the Fall of 2014 with another retraction occurring in late Spring 2015.  Sharp declines could be directly attributed to unrest in the Middle East, continued debt problems in Greece and a sharp selloff in the overheated markets of China.  Volatility was especially acute in the Energy and Material sectors with many companies experiencing significant price reduction.  By contrast, the Healthcare (Biotechnology in particular), Consumer Discretionary and Information Technology sectors provided the best returns with double-digit gains in most.

Unlike 2014, in which U.S. Large Capitalization firms dominated performance, U.S. Smaller Cap companies tended to provide the best results during this period.  Our U.S. All Cap Fund (benchmarked to the Russell 2000 Total Return Index) generated returns of 7.26% compared to the benchmark returns of 6.49%.  Our Global Fund (benchmarked to the MSCI The World Index) produced 3.49% total return compared to its benchmark of 1.97% and our U.S. Large Cap Fund gained 7.77% compared to its S&P 500 Total Return Index benchmark of 7.42%.

In late 2014 and early 2015, we rebalanced our portfolios in order to manage sector risk exposure and showcase our entrepreneurial securities.  We continue to invest in data, technology, and operational support in order to manage our portfolios in the most efficient manner possible for our clients.

The EntrepreneurShares Global Fund, the Entrepreneur U.S. All Cap Fund, and the Entrepreneur U.S. Large Cap Fund (each a “Fund”, together the “Funds”) tend to move in a consistent pattern relative to overall markets.  Should the financial markets decline, our three Funds will likely follow this pattern.  As of the timing of this letter (August 2015), global markets are experiencing tumult, particularly in China.  Although these same markets were big winners in the past year, much of the gains have dissipated through a large retail market sell off.  It remains to be seen if the strong market correction in China will spill over to other consumer or capital market participants.  As with any strong market retraction, our enthusiasm and trepidation for future Fund performance rests with the direction of the overall market.  We believe that global equities continue to be priced at reasonable levels and are positioned for a positive finish in the remainder of 2015.  In particular, we believe that global equities offer an attractive alternative to fixed income securities and cash equivalent investments.

As an overall commentary, we continue to have confidence that savvy entrepreneurial managers will find a way to grow their businesses in good market conditions and survive in difficult ones.  Entrepreneurs have economic and non-economic incentive to grow profits and generate stock appreciation for themselves and other shareholders.  This policy has held true in prior years and should remain true in the months and years ahead.

We look forward to sharing more updates with you in the future and assisting you with your portfolio management.  Thank you again for your support of our investment strategies.

Joel Shulman Ph.D., CFA
Chief Investment Officer
EntrepreneurShares

EntrepreneurShares Series Trust

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-271-8811 /or visiting www.ershares.com.

Investors should consider carefully the investment objectives, risks, and charges and expenses before investing.  For a full prospectus which contains this and other information about the funds offered by EntrepreneurShares, call 1-877-271-8811.

Please read the full prospectus carefully before investing.  Distributed by Rafferty Capital Markets, LLC.

The EntrepreneurShares Global Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Entrepreneur U.S. All Cap Fund invests in smaller companies, which involve additional risks such as limited liquidity and greater volatility.  The Entrepreneur U.S. Large Cap Fund is exposed to common stock risk.  Common stock prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions.  Additional risks are detailed in the prospectus.

The MSCI The World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.  The Russell 3000 Total Return Index measures performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2000 Total Return Index is a subset of the Russell 3000 Total Return Index representing approximately 10% of the total market capitalization of that index.  It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.  The S&P 500 Total Return Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.  Returns assume the reinvestments of all dividends.

Diversification does not guarantee a profit or assure against a loss.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

EntrepreneurShares Global Fund

PERFORMANCE HIGHLIGHTS

EntrepreneurShares Global Fund vs. MSCI The World Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on November 11, 2010 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.  Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross operational expenses, including underlying Funds, were 2.42% per the November 1, 2014 Prospectus.

MSCI The World Index – A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.  Returns assume the reinvestments of all dividends.

Total Annualized Returns for the period ended June 30, 2015
		Since
		Inception
	1-Year	(11/11/10)
EntrepreneurShares Global Fund – Institutional Class	3.49%	8.41%
MSCI The World Index	1.97%	10.29%

Entrepreneur U.S. All Cap Fund

PERFORMANCE HIGHLIGHTS

Entrepreneur U.S. All Cap Fund vs. Russell 2000 Total Return Index and Russell 3000 Total Return Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on December 17, 2013 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.  Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross operational expenses, including underlying Funds, were 1.28% per the October 30, 2014 Prospectus.

Russell 3000 Total Return Index – Measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell 2000 Total Return Index – Is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Returns assume the reinvestments of all dividends.

Total Annualized Returns for the period ended June 30, 2015
		Since
		Inception
	1-Year	(12/17/13)
Entrepreneur U.S. All Cap Fund – Institutional Class	7.26%	9.29%
Russell 2000 Total Return Index	6.49%	9.14%
Russell 3000 Total Return Index*	7.29%	12.10%

*
The Advisor considers the Russell 2000 Total Return Index a more relevant benchmark, and the Prospectus has been amended to reflect this change.  The Russell 3000 Total Return Index will be included until the 2015 Prospectus update.

Entrepreneur U.S. Large Cap Fund
PERFORMANCE HIGHLIGHTS

Entrepreneur U.S. Large Cap Fund vs. S&P 500 Total Return Index
Value of $10,000 Investment

This chart assumes an initial gross investment of $10,000 made in the Institutional Class on June 30, 2014 (commencement of operations of the Fund).  Returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In the absence of fee waivers and reimbursements, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.  Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses.  The Fund’s total gross operational expenses, including underlying Funds, were 0.82% per the June 26, 2014 Prospectus.

S&P 500 Total Return Index – Includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Returns assume the reinvestments of all dividends.

Total Annualized Returns for the period ended June 30, 2015
		Since
		Inception
	1-Year	(6/30/14)
Entrepreneur U.S. Large Cap Fund – Institutional Class	7.77%	7.77%
S&P 500 Total Return Index	7.42%	7.42%

EntrepreneurShares Series Trust
ALLOCATION OF PORTFOLIO ASSETS
June 30, 2015 (Unaudited)

EntrepreneurShares Global Fund

SECTOR ALLOCATION
As a Percentage of Portfolio

Entrepreneur U.S. All Cap Fund

SECTOR ALLOCATION
As a Percentage of Portfolio

EntrepreneurShares Series Trust
ALLOCATION OF PORTFOLIO ASSETS (Continued)
June 30, 2015 (Unaudited)

Entrepreneur U.S. Large Cap Fund

SECTOR ALLOCATION
As a Percentage of Portfolio

EntrepreneurShares Series Trust
EXPENSE EXAMPLE
June 30, 2015 (Unaudited)

As a shareholder of the EntrepreneurShares Global Fund, the Entrepreneur U.S. All Cap Fund or the Entrepreneur U.S. Large Cap Fund (collectively the “Funds”), you incur two types of costs: (1) transaction costs, including redemption fees on shares held less than 5 business days; and (2) ongoing costs, including investment advisory fees, shareholder servicing fees, and other expenses for the Funds, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire six-month period from January 1, 2015 to June 30, 2015 for the Funds.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. However, the tables do not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Funds’ transfer agent. To the extent that the Funds invest in other investment companies as part of its investment strategy, you will indirectly bear your proportional share of any fees and expenses charged by the underlying funds in which the Funds invests, in addition to expenses of the Funds. These expenses are not included in the following example. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Funds and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

EntrepreneurShares Series Trust
EXPENSE EXAMPLE (Continued)
June 30, 2015 (Unaudited)

EntrepreneurShares Global Fund – Institutional Class

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2015 –
	January 1, 2015	June 30, 2015	June 30, 2015
Actual	$1,000.00	$1,055.40	$8.66
Hypothetical (5% return before expenses)	1,000.00	1,016.36	8.50

*	Expenses are equal to the Fund’s annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Entrepreneur U.S. All Cap Fund – Institutional Class

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2015 –
	January 1, 2015	June 30, 2015	June 30, 2015
Actual	$1,000.00	$1,055.30	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Entrepreneur U.S. Large Cap Fund – Institutional Class

			Expenses Paid
	Beginning	Ending	During Period*
	Account Value	Account Value	January 1, 2015 –
	January 1, 2015	June 30, 2015	uuuuuu
Actual	$1,000.00	$1,035.60	$3.79
Hypothetical (5% return before expenses)	1,000.00	1,021.08	3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS
June 30, 2015

Shares		Fair Value
	COMMON STOCKS – 94.34%
	Apparel & Textile Products – 1.16%
11	Hermes International (b)	$4,103
218	LVMH Moet Hennessy Louis Vuitton SE (b)	38,193
263	Under Armour, Inc. – Class A (a)	21,945
		64,241
	Asset Management – 1.11%
205	Partners Group Holding AG (b)	61,284

	Banking – 1.62%
2,447	Home BancShares, Inc.	89,462

	Biotechnology & Pharmaceutical – 8.19%
90	Alexion Pharmaceuticals, Inc. (a)	16,269
1,715	Galapagos NV (a)(b)	87,559
661	GW Pharmaceuticals plc – ADR (a)(b)	81,197
763	Hikma Pharmaceuticals plc (b)	23,174
462	Jazz Pharmaceuticals plc (a)(b)	81,345
62	Regeneron Pharmaceuticals, Inc. (a)	31,628
251	United Therapeutics Corp. (a)	43,661
636	USANA Health Sciences, Inc. (a)(b)	86,916
		451,749
	Chemicals – 1.67%
874	Airgas, Inc.	92,452

	Commercial Services – 3.38%
1,384	Cimpress NV (a)(b)	116,477
4,083	Park24 Co. Ltd. (b)	69,960
		186,437
	Consumer Products – 3.81%
870	Brown-Forman Corp. – Class B	87,157
535	The Hain Celestial Group, Inc. (a)	35,235
531	Inter Parfums, Inc. (b)	18,017
494	J&J Snack Foods Corp.	54,671
6,125	Wilmar International Ltd. (b)	14,916
		209,996
	Consumer Services – 1.68%
3,151	Service Corp. International	92,734

	Electrical Equipment – 2.13%
3,267	Renishaw plc (b)	117,602

	Engineering & Construction Services – 0.73%
136,094	DMCI Holdings, Inc. (b)	39,841
681	Hopewell Highway Infrastructure Ltd. (b)	335
		40,176

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Gaming, Lodging & Restaurants – 5.42%
305	Panera Bread Co. – Class A (a)	$53,305
1,336	Papa John’s International, Inc.	101,015
1,612	Starbucks Corp.	86,427
1,555	Texas Roadhouse, Inc.	58,204
		298,951
	Hardware – 2.51%
545	Nidec Corp. (b)	40,813
2,178	Parrot SA (a)(b)	97,685
		138,498
	Health Care Facilities & Services – 2.51%
787	Molina Healthcare, Inc. (a)	55,326
1,295	PAREXEL International Corp. (a)	83,281
		138,607
	Institutional Financial Services – 1.56%
386	Intercontinental Exchange, Inc.	86,313

	Insurance – 2.91%
1,328	Aflac, Inc.	82,602
571	Berkshire Hathaway, Inc. – Class B (a)	77,719
		160,321
	Iron & Steel – 1.89%
12,012	Fortescue Metals Group Ltd. (b)	17,702
4,179	Steel Dynamics, Inc.	86,568
		104,270
	Media – 9.27%
397	Baidu, Inc. – ADR (a)(b)	79,035
1,033	Facebook, Inc. – Class A (a)	88,595
165	Google, Inc. – Class A (a)	89,107
1,361	JCDecaux SA (b)	56,793
7,350	Seek Ltd. (b)	79,733
545	Teleperformance (b)	38,503
1,291	VeriSign, Inc. (a)	79,681
		511,447
	Medical Equipment & Devices – 4.47%
681	Cochlear Ltd. (b)	42,113
1,021	Coloplast A/S – Class B (b)	66,995
2,278	Globus Medical, Inc. – Class A (a)	58,476
2,320	Myriad Genetics, Inc. (a)	78,857
		246,441
	Metals & Mining – 1.53%
2,749	Hi-Crush Partners LP	84,367

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Oil, Gas & Coal – 1.44%
1,128	Helmerich & Payne, Inc.	$79,434

	Passenger Transportation – 0.19%
490	WestJet Airlines Ltd. (b)	10,341

	Real Estate – 1.77%
6,805	Africa Israel Investments Ltd. (a)(b)	5,538
13,610	Hopewell Holdings Ltd. (b)	49,864
953	L E Lundbergforetagen AB – Class B (b)	42,328
		97,730
	Recreation Facilities & Services – 0.53%
1,116	Flight Centre Travel Group Ltd. (b)	29,370

	Retail – Consumer Staples – 3.72%
573	Costco Wholesale Corp.	77,389
286	Dollarama, Inc. (b)	17,334
14,971	The Warehouse Group Ltd. (b)	26,580
2,124	Whole Foods Market, Inc.	83,771
		205,074
	Retail – Discretionary – 7.41%
1,634	Inditex SA (b)	53,111
1,218	Luxottica Group S.p.A. – ADR (b)	80,936
450	MercadoLibre, Inc. (b)	63,765
13	Netflix, Inc. (a)	8,540
3,403	SM Investments Corp. (b)	67,547
4,083	SuperGroup plc (a)(b)	78,845
1,605	Urban Outfitters, Inc. (a)	56,175
		408,919
	Semiconductors – 5.76%
1,563	ARM Holdings plc – ADR (b)	77,009
810	IPG Photonics Corp. (a)	68,992
3,953	NVIDIA Corp.	79,495
1,784	Universal Display Corp. (a)	92,286
		317,782
	Software – 1.93%
1,330	Cerner Corp. (a)	91,850
360	Oracle Corp.	14,508
		106,358
	Specialty Finance – 6.46%
2,393	Air Lease Corp. (b)	81,123
278	AMERCO	90,881
977	Capital One Financial Corp.	85,947
142	Credit Acceptance Corp. (a)	34,957

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
1,016	PRA Group, Inc. (a)	$63,307
		356,215
	Technology Services – 1.12%
1,301	Syntel, Inc. (a)	61,771

	Transportation & Logistics – 3.41%
1,938	Expeditors International of Washington, Inc.	89,351
518	FedEx Corp.	88,267
458	Swift Transportation Co. (a)	10,383
		188,001
	Transportation Equipment – 1.59%
1,379	PACCAR, Inc.	87,994

	Utilities – 1.46%
2,506	ITC Holdings Corp.	80,643
	TOTAL COMMON STOCKS (Cost $4,003,093)	5,204,980

	MONEY MARKET FUNDS – 5.91%
325,925	First American Treasury Obligations Fund – Class Z, 0.00% (c)	325,925
	TOTAL MONEY MARKET FUNDS (Cost $325,925)	325,925

	Total Investments (Cost $4,329,018) – 100.25%	5,530,905
	Liabilities in Excess of Other Assets – (0.25)%	(13,655)
	TOTAL NET ASSETS – 100.00%	$5,517,250

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing security.
(b)	Global security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Percent of Net
Country of Risk	Assets
United States	70.2%
United Kingdom	6.4%
France	4.3%
Australia	3.1%
Japan	2.0%
Philippines	1.9%
Belgium	1.6%
Italy	1.5%
China	1.4%
Denmark	1.2%
Argentina	1.1%
Switzerland	1.1%
Spain	1.0%
Hong Kong	0.9%
Sweden	0.8%
Canada	0.5%
New Zealand	0.5%
Jordan	0.4%
Singapore	0.3%
Israel	0.1%
100.3%
The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	COMMON STOCKS – 94.12%
	Aerospace & Defense – 1.82%
27,033	AAR Corp.	$861,541
17,421	KLX, Inc. (a)	768,789
29,383	TASER International, Inc. (a)	978,748
		2,609,078
	Apparel & Textile Products – 1.40%
29,070	Iconix Brand Group, Inc. (a)	725,878
11,863	Under Armour, Inc. – Class A (a)	989,848
25,614	Vera Bradley, Inc. (a)	288,670
		2,004,396
	Asset Management – 0.76%
19,205	Cohen & Steers, Inc.	654,506
7,273	Westwood Holdings Group, Inc.	433,253
		1,087,759
	Automotive – 0.58%
50,762	Gentex Corp.	833,512
	Banking – 1.90%
38,469	Fidelity Southern Corp.	670,899
14,172	First Republic Bank	893,261
31,507	Home BancShares, Inc.	1,151,896
		2,716,056
	Biotechnology & Pharmaceutical – 8.80%
2,835	Agios Pharmaceuticals, Inc. (a)	315,082
43,944	Albany Molecular Research, Inc. (a)	888,548
2,173	Alexion Pharmaceuticals, Inc. (a)	392,813
45,105	ARIAD Pharmaceuticals, Inc. (a)	373,018
9,231	Avalanche Biotechnologies, Inc. (a)	149,912
4,656	Clovis Oncology, Inc. (a)	409,169
13,637	Emergent Biosolutions, Inc. (a)	449,339
10,345	FibroGen, Inc. (a)	243,108
5,987	Gilead Sciences, Inc.	700,958
21,518	Intra-Cellular Therapies, Inc. (a)	687,500
9,159	Intrexon Corp. (a)	446,959
20,646	Ironwood Pharmaceuticals, Inc. – Class A (a)	248,991
5,150	Isis Pharmaceuticals, Inc. (a)	296,383
11,662	Karyopharm Therapeutics, Inc. (a)	317,323
5,053	Kite Pharma, Inc. (a)	308,081
7,836	KYTHERA Biopharmaceuticals, Inc. (a)	590,129
11,484	MacroGenics, Inc. (a)	436,048
48,012	MannKind Corp. (a)	273,188
8,927	NewLink Genetics Corp. (a)	395,198
1,492	Puma Biotechnology, Inc. (a)	174,191

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
2,805	Receptos, Inc. (a)	$533,090
847	Regeneron Pharmaceuticals, Inc. (a)	432,080
7,768	Sage Therapeutics, Inc. (a)	567,064
28,587	Sagent Pharmaceuticals, Inc. (a)	694,950
23,413	Sangamo BioSciences, Inc. (a)	259,650
6,820	TESARO, Inc. (a)	400,948
2,239	United Therapeutics Corp. (a)	389,474
8,754	USANA Health Sciences, Inc. (a)	1,196,322
1,486	ZIOPHARM Oncology, Inc. (a)	17,827
		12,587,343
	Chemicals – 2.40%
6,544	Airgas, Inc.	692,224
33,095	Globe Specialty Metals, Inc.	585,782
27,511	Huntsman Corp.	607,168
23,723	LSB Industries, Inc. (a)	968,847
1,309	NewMarket Corp.	581,052
		3,435,073
	Commercial Services – 1.74%
20,650	Insperity, Inc.	1,051,085
27,129	National Research Corp. – Class A	385,503
65,243	Resources Connection, Inc.	1,049,760
		2,486,348
	Consumer Products – 3.49%
2,703	The Boston Beer Co., Inc. – Class A (a)	627,069
74,627	Boulder Brands, Inc. (a)	517,911
13,659	The Hain Celestial Group, Inc. (a)	899,582
38,373	Inter Parfums, Inc.	1,301,996
8,426	J&J Snack Foods Corp.	932,505
25,923	Seneca Foods Corp. – Class A (a)	719,882
		4,998,945
	Consumer Services – 1.68%
35,477	Carriage Services, Inc.	847,191
17,458	Rent-A-Center, Inc.	494,934
36,174	Service Corp. International	1,064,601
		2,406,726
	Containers & Packaging – 0.49%
13,353	Silgan Holdings, Inc.	704,504

	Distributors – Discretionary – 0.22%
12,793	PC Connection, Inc.	316,499

	Electrical Equipment – 0.20%
4,096	OSI Systems, Inc. (a)	289,956

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Engineering & Construction Services – 0.52%
38,888	Mistras Group, Inc. (a)	$738,094

	Gaming, Lodging & Restaurants – 3.84%
23,516	Diamond Resorts International, Inc. (a)	741,930
52,817	Extended Stay America, Inc.	991,375
5,691	Panera Bread Co. – Class A (a)	994,616
12,226	Papa John’s International, Inc.	924,408
19,236	Starbucks Corp.	1,031,338
21,528	Texas Roadhouse, Inc.	805,793
		5,489,460
	Hardware – 1.86%
25,545	Juniper Networks, Inc.	663,404
7,411	NetScout Systems, Inc. (a)	271,761
26,214	Ruckus Wireless, Inc. (a)	271,053
7,929	Super Micro Computer, Inc. (a)	234,540
20,389	Ubiquiti Networks, Inc.	650,715
9,482	ViaSat, Inc. (a)	571,385
		2,662,858
	Health Care Facilities & Services – 6.19%
22,377	Bio-Reference Laboratories, Inc. (a)	923,051
10,012	DaVita HealthCare Partners, Inc. (a)	795,654
32,768	Diplomat Pharmacy, Inc. (a)	1,466,368
23,320	LHC Group, Inc. (a)	891,990
13,496	Molina Healthcare, Inc. (a)	948,769
7,566	OvaScience, Inc. (a)	218,884
10,981	PAREXEL International Corp. (a)	706,188
68,735	Select Medical Holdings Corp.	1,113,507
7,160	Universal Health Services, Inc. – Class B	1,017,436
14,382	VCA, Inc. (a)	782,453
		8,864,300
	Home & Office Products – 3.33%
13,444	Mattress Firm Holding Corp. (a)	819,412
23,900	Meritage Homes Corp. (a)	1,125,451
63,733	PGT, Inc. (a)	924,766
51,547	TRI Pointe Homes, Inc. (a)	788,669
43,068	William Lyon Homes – Class A (a)	1,105,555
		4,763,853
	Industrial Services – 0.96%
93,157	Titan Machinery, Inc. (a)	1,372,203

	Institutional Financial Services – 1.73%
15,366	Evercore Partners, Inc. – Class A	829,149
3,365	Intercontinental Exchange, Inc.	752,448

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
30,960	Moelis & Co. – Class A	$888,862
		2,470,459
	Insurance – 5.53%
16,140	Aflac, Inc.	1,003,908
34,639	American Equity Investment Life Holding Co.	934,560
15,801	American Financial Group, Inc.	1,027,697
76,740	Citizens, Inc. (a)	572,481
9,705	HCI Group, Inc.	429,058
10,071	Loews Corp.	387,834
17,163	National Interstate Corp.	468,893
8,958	The Navigators Group, Inc. (a)	694,783
80,257	RPX Corp. (a)	1,356,343
19,981	W.R. Berkley Corp.	1,037,613
		7,913,170
	Iron & Steel – 0.60%
41,140	Steel Dynamics, Inc.	852,215

	Media – 4.06%
42,553	Entercom Communications Corp. – Class A (a)	485,955
116,449	Entravision Communications Corp. – Class A	958,375
5,134	Facebook, Inc. – Class A (a)	440,318
711	Google, Inc. – Class A (a)	383,968
26,833	HealthStream, Inc. (a)	816,260
8,832	IAC/InterActive Corp.	703,557
14,663	Nexstar Broadcasting Group, Inc. – Class A	821,128
10,457	Shutterstock, Inc. (a)	613,199
9,506	VeriSign, Inc. (a)	586,710
		5,809,470
	Medical Equipment & Devices – 4.50%
12,620	Abaxis, Inc.	649,678
39,872	Bruker Corp. (a)	813,788
5,664	Cepheid, Inc. (a)	346,354
879	Foundation Medicine, Inc. (a)	29,745
30,809	Globus Medical, Inc. – Class A (a)	790,867
14,821	LDR Holding Corp. (a)	641,008
27,527	Masimo Corp. (a)	1,066,396
20,652	Natus Medical, Inc. (a)	878,949
13,211	Ocular Therapeutix, Inc. (a)	277,827
27,159	Vascular Solutions, Inc. (a)	942,960
		6,437,572
	Metals & Mining – 0.48%
22,321	Hi-Crush Partners LP	685,032

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Oil, Gas & Coal – 2.82%
6,000	Clayton Williams Energy, Inc. (a)	$394,500
9,405	Devon Energy Corp.	559,504
98,054	FMSA Holdings, Inc. (a)	803,062
14,536	Kinder Morgan, Inc.	558,037
76,038	Northern Oil and Gas, Inc. (a)	514,777
51,685	Sanchez Energy Corp. (a)	506,513
126,690	W&T Offshore, Inc.	694,261
		4,030,654
	Real Estate – 0.69%
21,483	Marcus & Millichap, Inc. (a)	991,226

	Renewable Energy – 0.67%
125,959	Ameresco, Inc. – Class A (a)	963,586

	Retail – Consumer Staples – 1.50%
36,861	The Chefs’ Warehouse, Inc. (a)	782,928
5,713	Costco Wholesale Corp.	771,598
14,960	Whole Foods Market, Inc.	590,022
		2,144,548
	Retail – Discretionary – 6.62%
2,368	Amazon.com, Inc. (a)	1,027,925
40,470	Barnes & Noble, Inc. (a)	1,050,601
11,753	Bed Bath & Beyond, Inc. (a)	810,722
18,737	Copart, Inc. (a)	664,789
28,058	Guess?, Inc.	537,872
9,830	L Brands, Inc.	842,726
1,908	Netflix, Inc. (a)	1,253,441
38,520	Sonic Automotive, Inc. – Class A	917,932
69,869	Tile Shop Holdings, Inc. (a)	991,441
23,352	Urban Outfitters, Inc. (a)	817,320
21,125	Zumiez, Inc. (a)	562,559
		9,477,328
	Semiconductors – 3.77%
8,982	Ambarella, Inc. (a)	922,362
65,885	Amkor Technology, Inc. (a)	393,992
9,120	Broadcom Corp. – Class A	469,589
8,587	Cavium, Inc. (a)	590,871
39,337	Cypress Semiconductor Corp. (a)	462,603
4,180	IPG Photonics Corp. (a)	356,032
13,101	Micrel, Inc.	182,104
8,057	Microchip Technology, Inc.	382,103
11,490	Monolithic Power Systems, Inc.	582,658
17,492	NVIDIA Corp.	351,764
11,186	OmniVision Technologies, Inc. (a)	293,017

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
7,976	Universal Display Corp. (a)	$412,599
		5,399,694
	Software – 5.50%
13,601	Advent Software, Inc.	601,300
5,754	Akamai Technologies, Inc. (a)	401,744
11,202	Cerner Corp. (a)	773,610
10,662	Cvent, Inc. (a)	274,866
5,795	Envestnet, Inc. (a)	234,292
4,150	Intuit, Inc.	418,196
5,673	LogMeIn, Inc. (a)	365,852
9,555	Oracle Corp.	385,067
9,601	Paycom Software, Inc. (a)	327,874
11,027	PDF Solutions, Inc. (a)	176,432
15,226	Pegasystems, Inc.	348,523
11,815	Rackspace Hosting, Inc. (a)	439,400
6,246	Salesforce.com, Inc. (a)	434,909
9,753	SS&C Technologies Holdings, Inc.	609,563
6,947	Synchronoss Technologies, Inc. (a)	317,686
6,498	Tableau Software, Inc. – Class A (a)	749,219
9,123	VASCO Data Security International, Inc. (a)	275,423
26,428	Veeva Systems, Inc. – Class A (a)	740,777
		7,874,733
	Specialty Finance – 5.04%
18,671	Air Lease Corp.	632,947
2,778	AMERCO	908,156
47,494	CAI International, Inc. (a)	977,902
8,357	Capital One Financial Corp.	735,165
2,435	Credit Acceptance Corp. (a)	599,448
5,871	Ellie Mae, Inc. (a)	409,737
11,299	Euronet Worldwide, Inc. (a)	697,148
28,392	Green Dot Corp. – Class A (a)	542,855
12,006	Liberty Tax, Inc.	297,149
45,409	NewStar Financial, Inc. (a)	499,499
14,741	PRA Group, Inc. (a)	918,512
		7,218,518
	Technology Services – 3.74%
3,118	CoStar Group, Inc. (a)	627,529
10,046	EPAM Systems, Inc. (a)	715,577
8,598	ExlService Holdings, Inc. (a)	297,319
6,700	Forrester Research, Inc.	241,334
11,522	ManTech International Corp. – Class A	334,138
16,905	Medidata Solutions, Inc. (a)	918,280
11,695	Morningstar, Inc.	930,337

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
17,529	NIC, Inc.	$320,430
12,084	Syntel, Inc. (a)	573,748
7,783	Virtusa Corp. (a)	400,046
		5,358,738
	Telecommunications – 1.51%
27,893	General Communication, Inc. – Class A (a)	474,460
11,813	IDT Corp. – Class B	213,579
8,948	j2 Global, Inc.	607,927
59,863	Premiere Global Services, Inc. (a)	615,990
51,289	Vonage Holdings Corp. (a)	251,829
		2,163,785
	Transportation & Logistics – 2.11%
17,425	Echo Global Logistics, Inc. (a)	569,100
4,053	FedEx Corp.	690,631
32,743	Hornbeck Offshore Services, Inc. (a)	672,214
8,958	Old Dominion Freight Lines, Inc. (a)	614,564
21,080	Swift Transportation Co. (a)	477,884
		3,024,393
	Utilities – 0.60%
26,469	ITC Holdings Corp.	851,772

	Waste & Environmental Services & Equipment – 0.47%
12,546	Clean Harbors, Inc. (a)	674,222
	TOTAL COMMON STOCKS (Cost $123,369,432)	134,708,078

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 3.82%
	Real Estate – 3.82%
23,873	American Assets Trust, Inc.	936,060
46,127	First Industrial Realty Trust, Inc.	863,959
23,353	The GEO Group, Inc.	797,738
34,437	Healthcare Realty Trust, Inc.	801,005
64,725	Medical Properties Trust, Inc.	848,545
48,914	Monmouth Real Estate Investment Corp.	475,444
24,984	RLJ Lodging Trust	744,024
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $6,108,683)	5,466,775

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	MONEY MARKET FUNDS – 2.09%
2,993,049	Fidelity Institutional Money Market Funds – Class I, 0.10% (b)	$2,993,049
	TOTAL MONEY MARKET FUNDS (Cost $2,993,049)	2,993,049

	Total Investments (Cost $132,471,164) – 100.03%	143,167,902
	Liabilities in Excess of Other Assets – (0.03)%	(45,851)
	TOTAL NET ASSETS – 100.00%	$143,122,051

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	COMMON STOCKS – 95.95%
	Apparel & Textile Products – 2.54%
7,164	NIKE, Inc. – Class B	$773,855
3,487	Ralph Lauren Corp.	461,540
10,423	Under Armour, Inc. – Class A (a)	869,695
		2,105,090
	Asset Management – 2.23%
1,755	BlackRock, Inc.	607,195
20,934	The Charles Schwab Corp.	683,495
11,342	Franklin Resources, Inc.	556,098
		1,846,788
	Banking – 0.75%
4,990	M&T Bank Corp.	623,401

	Biotechnology & Pharmaceutical – 8.16%
17,539	AbbVie, Inc.	1,178,445
4,967	Alexion Pharmaceuticals, Inc. (a)	897,885
16,500	Gilead Sciences, Inc.	1,931,820
20,859	Mylan NV (a)	1,415,492
2,648	Regeneron Pharmaceuticals, Inc. (a)	1,350,824
		6,774,466
	Chemicals – 2.30%
4,367	Air Products and Chemicals, Inc.	597,537
12,425	Airgas, Inc.	1,314,316
		1,911,853
	Commercial Services – 1.19%
11,700	Cintas Corp.	989,703

	Construction Materials – 0.78%
4,600	Martin Marietta Materials, Inc.	650,946

	Consumer Products – 10.77%
23,300	Brown-Forman Corp. – Class B	2,334,194
13,127	Constellation Brands, Inc. – Class A	1,522,995
18,226	The Estee Lauder Companies, Inc. – Class A	1,579,465
17,850	The JM Smucker Co.	1,935,118
11,657	Monster Beverage Corp. (a)	1,562,271
		8,934,043
	Distributors – Discretionary – 1.02%
20,000	Fastenal Co.	843,600

	Engineering & Construction Services – 0.98%
7,082	SBA Communications Corp. – Class A (a)	814,218

	Gaming, Lodging & Restaurants – 1.16%
17,978	Starbucks Corp.	963,890

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Hardware – 3.54%
15,241	Apple, Inc.	$1,911,603
39,462	Juniper Networks, Inc.	1,024,828
		2,936,431
	Health Care Facilities & Services – 6.21%
20,575	DaVita HealthCare Partners, Inc. (a)	1,635,095
14,396	UnitedHealth Group, Inc.	1,756,312
12,400	Universal Health Services, Inc. – Class B	1,762,040
		5,153,447
	Home & Office Products – 0.91%
3,967	Mohawk Industries, Inc. (a)	757,300

	Industrial Services – 1.03%
3,600	W.W. Grainger, Inc.	851,940

	Institutional Financial Services – 1.61%
3,340	The Goldman Sachs Group, Inc.	697,359
2,854	Intercontinental Exchange, Inc.	638,183
		1,335,542
	Insurance – 5.58%
31,809	Aflac, Inc.	1,978,520
13,893	American Financial Group, Inc.	903,600
4	Berkshire Hathaway, Inc. – Class A (a)	819,400
24,027	Loews Corp.	925,280
		4,626,800
	Media – 7.88%
3,176	Alliance Data Systems Corp. (a)	927,201
10,871	Comcast Corp. – Class A	653,782
15,397	Facebook, Inc. – Class A (a)	1,320,524
263	Google, Inc. – Class A (a)	142,031
1,442	Google, Inc. – Class C (a)	750,575
564	The Priceline Group, Inc. (a)	649,373
16,807	Twenty-First Century Fox, Inc. – Class A	546,984
16,135	VeriSign, Inc. (a)	995,852
8,549	Viacom, Inc. – Class B	552,607
		6,538,929
	Medical Equipment & Devices – 2.81%
10,750	Danaher Corp.	920,092
11,013	Waters Corp. (a)	1,413,849
		2,333,941
	Metals & Mining – 0.61%
27,210	Freeport-McMoRan, Inc.	506,650

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Oil, Gas & Coal – 8.07%
53,327	Cabot Oil & Gas Corp.	$1,681,934
29,103	Devon Energy Corp.	1,731,337
23,611	Helmerich & Payne, Inc.	1,662,687
42,221	Kinder Morgan, Inc.	1,620,864
		6,696,822
	Retail – Consumer Staples – 3.59%
9,570	Costco Wholesale Corp.	1,292,524
7,889	Family Dollar Stores, Inc.	621,732
27,044	Whole Foods Market, Inc.	1,066,616
		2,980,872
	Retail – Discretionary – 4.93%
2,056	Amazon.com, Inc. (a)	892,489
7,787	Bed Bath & Beyond, Inc. (a)	537,147
7,173	L Brands, Inc.	614,941
1,130	Netflix, Inc. (a)	742,342
7,759	Nordstrom, Inc.	578,046
3,195	O’Reilly Automotive, Inc. (a)	722,006
		4,086,971
	Semiconductors – 1.99%
37,490	Applied Materials, Inc.	720,558
46,468	NVIDIA Corp.	934,471
		1,655,029
	Software – 5.65%
14,754	Akamai Technologies, Inc. (a)	1,030,124
20,950	Cerner Corp. (a)	1,446,807
10,040	Intuit, Inc.	1,011,731
29,798	Oracle Corp.	1,200,860
		4,689,522
	Specialty Finance – 2.54%
2,225	AMERCO	727,375
15,660	Capital One Financial Corp.	1,377,610
		2,104,985
	Technology Services – 1.25%
16,927	Cognizant Technology Solutions Corp. – Class A (a)	1,034,070

	Transportation & Logistics – 1.55%
10,300	Expeditors International of Washington, Inc.	474,882
4,756	FedEx Corp.	810,422
		1,285,304
	Transportation Equipment – 1.08%
14,000	PACCAR, Inc.	893,340

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2015

Shares		Fair Value
	Utilities – 3.24%
38,721	ITC Holdings Corp.	$1,246,042
14,730	NextEra Energy, Inc.	1,443,982
		2,690,024
	TOTAL COMMON STOCKS (Cost $73,815,421)	79,615,917

	REAL ESTATE INVESTMENT TRUSTS (REITs) – 0.69%
	Real Estate – 0.69%
1,213	Boston Properties, Inc.	146,821
2,180	Equity Residential	152,971
3,640	Prologis, Inc.	135,044
666	Urban Edge Properties	13,846
1,332	Vornado Realty Trust	126,447
	TOTAL REAL ESTATE INVESTMENT TRUSTS (REITs) (Cost $645,520)	575,129

	MONEY MARKET FUNDS – 3.40%
2,825,632	Fidelity Institutional Money Market Funds – Class I, 0.10% (b)	2,825,632
	TOTAL MONEY MARKET FUNDS (Cost $2,825,632)	2,825,632

	Total Investments (Cost $77,286,573) – 100.04%	83,016,678
	Liabilities in Excess of Other Assets – (0.04)%	(36,195)
	TOTAL NET ASSETS – 100.00%	$82,980,483

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of June 30, 2015.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2015

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. All Cap	U.S. Large Cap
	Fund	Fund	Fund
ASSETS:
Investments, at fair value(1)	$5,530,905	$143,167,902	$83,016,678
Dividend and interest receivable	7,907	80,478	33,071
Cash	47	—	—
Receivable from Fund shares sold	—	—	2,500
Other assets	7,567	4,746	5,163
Total Assets	5,546,426	143,253,126	83,057,412

LIABILITIES:
Payable to Investment Advisor	612	83,221	39,678
Payable to Trustees	118	3,053	1,823
Other accrued expenses	28,446	44,801	35,428
Total Liabilities	29,176	131,075	76,929

NET ASSETS	$5,517,250	$143,122,051	$82,980,483

NET ASSETS CONSIST OF:
Capital stock	$5,260,580	$125,001,783	$77,115,988
Unrealized appreciation (depreciation) on:
Investments	1,201,887	10,696,738	5,730,105
Foreign Currency	(440)	—	—
Accumulated net investment income (loss)	(43,924)	19,256	216,457
Accumulated net realized gain (loss)	(900,853)	7,404,274	(82,067)
Total Net Assets	$5,517,250	$143,122,051	$82,980,483

NET ASSETS CONSIST OF:
Institutional Class Shares:
Net assets	$5,517,250	$143,122,051	$82,980,483
Shares outstanding	452,676	12,499,571	7,705,673
Net Asset Value, Offering and
Redemption Price Per Share(2)
(Unlimited shares of no par value authorized)	$12.19	$11.45	$10.77

(1) Cost of investments	$4,329,018	$132,471,164	$77,286,573

(2)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within five days of purchase.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust
STATEMENTS OF OPERATIONS
For the year ended June 30, 2015

	EntrepreneurShares	Entrepreneur	Entrepreneur
	Global	U.S. All Cap	U.S. Large Cap
	Fund	Fund	Fund
INVESTMENT INCOME:
Dividend income*	$194,457	$1,104,463	$881,718
Interest income	—	2,254	1,255
	194,457	1,106,717	882,973

EXPENSES:
Investment advisory fees	227,392	1,018,950	515,194
Custody fees	34,319	6,496	6,122
Transfer agent and shareholder service fees	25,334	27,538	26,675
Fund accounting fees	22,400	54,187	28,381
Professional fees	15,031	19,291	23,112
Federal and state registration fees	13,727	6,040	12,742
Directors’ fees	11,896	9,845	8,462
Administration fees	9,288	49,359	30,422
Printing and mailing fees	1,170	3,351	1,959
Other fees	8,745	18,087	7,700
Total expenses	369,302	1,213,144	660,769
Fees waived	(60,049)	(58,334)	(66,315)
Net expenses	309,253	1,154,810	594,454
NET INVESTMENT INCOME (LOSS)	(114,796)	(48,093)	288,519

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments transactions	2,710,513	8,276,600	(103,676)
Net realized loss on foreign currency transactions	(3,944)	—	—
Change in unrealized appreciation (depreciation) on:
Investments	(2,162,315)	1,471,680	5,742,947
Foreign Currency	(521)	—	—
Net gain on investments	543,733	9,748,280	5,639,271
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$428,937	$9,700,187	$5,927,790
* Net of foreign tax withheld of:	$10,294	$—	$—

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
OPERATIONS:
Net investment loss	$(114,796)	$(60,807)
Net realized gain on investment transactions
and foreign currency	2,706,569	3,660,674
Change in unrealized appreciation (depreciation)
on investments and foreign currency	(2,162,836)	373,699
Net increase in net assets resulting from operations	428,937	3,973,566

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold – Institutional	133,900	28,750
Proceeds from shares issued to holders in
reinvestment of dividends – Institutional	1,895,169	1,030,818
Payment for shares redeemed – Institutional	(6,145,859)	(1,863,166)
Payment for shares redeemed from redemption-in-kind(1)	(12,869,830)	—
Net decrease in net assets from capital share transactions	(16,986,620)	(803,598)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from realized gains – Institutional	(2,327,121)	(1,320,303)
Total dividends and distributions	(2,327,121)	(1,320,303)

INCREASE (DECREASE) IN NET ASSETS	(18,884,804)	1,849,665

NET ASSETS:
Beginning of Year	24,402,054	22,552,389
End of Year*	$5,517,250	$24,402,054
* Including undistributed net investment loss of:	$(43,924)	$—

(1)  See Note 9 of the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		Period From
		December 17, 2013(1)
	Year Ended	to
	June 30, 2015	June 30, 2014
OPERATIONS:
Net investment income (loss)	$(48,093)	$64,001
Net realized gain (loss) on investment transactions	8,276,600	(743,262)
Change in unrealized appreciation on investments	1,471,680	9,225,058
Net increase in net assets resulting from operations	9,700,187	8,545,797

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold – Institutional	15,500	52,780,598
Proceeds from shares issued in transfer-in-kind(2)	—	72,116,070
Proceeds from shares issued to holders in
reinvestment of dividends – Institutional	60,861	64,850
Payment for shares redeemed – Institutional	(16,096)	(20,000)
Net increase in net assets from capital share transactions	60,265	124,941,518

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from ordinary income – Institutional	(60,866)	(64,850)
Total dividends and distributions	(60,866)	(64,850)

INCREASE IN NET ASSETS	9,699,586	133,422,465

NET ASSETS:
Beginning of Period	133,422,465	—
End of Period*	$143,122,051	$133,422,465
* Including undistributed net investment income (loss) of:	$19,256	$(849)

(1)	The U.S. All Cap Fund commenced operations on December 17, 2013. See Note 1 of the Financial Statements.
(2)	See Note 9 of the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

		Period From
		June 30, 2014(1)
	Year Ended	to
	June 30, 2015	June 30, 2014
OPERATIONS:
Net investment income	$288,519	$—
Net realized loss on investment transactions	(103,676)	—
Change in unrealized appreciation (depreciation) on investments	5,742,947	(12,842)
Net increase (decrease) in net assets resulting from operations	5,927,790	(12,842)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold – Institutional	2,301,089	15,518,169
Proceeds from shares issued in transfer-in-kind(2)	—	59,495,243
Proceeds from shares issued to holders in
reinvestment of dividends – Institutional	50,450	—
Payment for shares redeemed – Institutional	(248,963)	—
Net increase (decrease) in net assets from capital share transactions	2,102,576	75,013,412

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from ordinary income – Institutional	(50,453)	—
Total dividends and distributions	(50,453)	—

INCREASE IN NET ASSETS	7,979,913	75,000,570

NET ASSETS:
Beginning of Period	75,000,570	—
End of Period*	$82,980,483	$75,000,570
* Including undistributed net investment income of:	$216,457	$—

(1)	The U.S. Large Cap Fund commenced operations on June 30, 2014. See Note 1 of the Financial Statements.
(2)	See Note 9 of the Financial Statements.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Global Fund

FINANCIAL HIGHLIGHTS

									Period From
	Year Ended		Year Ended		Year Ended		Year Ended		November 11,
	June 30,		June 30,		June 30,		June 30,		2010(1) to June 30,
	2015		2014		2013		2012		2011
Per Share Data:
Net asset value, beginning of period	$13.19		$11.82		$10.15		$11.23		$10.00

Income (loss) from
investment operations:
Net investment loss(2)	(0.08)		(0.03)		(0.02)		(0.01)		(0.04)
Net realized and unrealized
gain (loss) on investments	0.48		2.10		1.77		(1.06)		1.29
Total from investment operations	0.40		2.07		1.75		(1.07)		1.25

Less distributions:
Dividends from net
investment income	—		—		—		—		(0.02)
Distributions from net
realized capital gains	(1.40)		(0.70)		(0.08)		(0.01)		—
Return of capital	—		—		—		(0.00	)(3)	—
Total distributions	(1.40)		(0.70)		(0.08)		(0.01)		(0.02)
Net asset value, end of period	$12.19		$13.19		$11.82		$10.15		$11.23
Total return(4)	3.49%		17.67%		17.33%		-9.55%		12.50	%(5)

Supplemental data and ratios:
Net assets, end of period (000’s)	$5,517		$24,402		$22,552		$15,606		$16,309
Ratio of expenses
to average net assets	1.70	%(8)	1.70	%(8)	1.71	%(8)(9)	1.70	%(8)	1.70%	%(6)(7)(8)
Ratio of net investment
loss to average net assets	(0.63	)%(8)	(0.25	)%(8)	(0.21	)%(8)(10)	(0.13	)%(8)	(0.60	)%(6)(7)(8)
Portfolio turnover rate	69.37	%(11)	63.88%		13.53%		18.83%		32.87	%(5)

(1)	The Fund commenced operations on November 11, 2010.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(5)	Not annualized.
(6)	Annualized.
(7)	Including interest expense increases the ratio by 0.07%.
(8)	Net of fees waived of 0.33%, 0.54%, 0.63%, 1.21% and 1.03% for the years ended June 2015, 2014, 2013 and 2012 and the period ended June 30, 2011, respectively.
(9)	Includes expenses related to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these expenses, the ratio would have been 1.70%.
(10)	Includes income and expenses attributed to the Retail Class that was merged into the Institutional Class on January 10, 2013. In the absence of these, the ratio would have been (0.20)%.
(11)	Includes the value of portfolio securities delivered as a result of an in-kind redemption.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. All Cap Fund
FINANCIAL HIGHLIGHTS (Continued)

			Period From
	Year Ended		December 17,
	June 30,		2013(1) to June 30,
	2015		2014
Per Share Data:
Net asset value, beginning of period	$10.68		$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.00	)(3)	0.01
Net realized and unrealized gain on investments	0.77		0.68
Total from investment operations	0.77		0.69

Less distributions:
Dividends from net investment income	(0.00	)(3)	(0.01)
Total distributions	0.00		(0.01)
Net asset value, end of period	$11.45		$10.68
Total return(4)	7.26%		6.85	%(5)

Supplemental data and ratios:
Net assets, end of period (000’s)	$143,122		$133,422
Ratio of expenses to average net assets	0.85	%(7)	0.85	%(6)(7)
Ratio of net investment income (loss) to average net assets	(0.04	)%(7)	0.09	%(6)(7)
Portfolio turnover rate	107.46%		55.16	%(5)(8)

(1)	The Fund commenced operations on December 17, 2013.
(2)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(3)	Amount is less than $0.01 per share.
(4)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(5)	Not annualized.
(6)	Annualized.
(7)	Net of fees waived of 0.04% and 0.12% for the year ended June 30, 2015 and the period ended June 30, 2014, respectively.
(8)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Entrepreneur U.S. Large Cap Fund
FINANCIAL HIGHLIGHTS (Continued)

			Period From
	Year Ended		June 30,
	June 30,		2014(1) to June 30,
	2015		2014
Per Share Data:
Net asset value, beginning of period	$10.00		$10.00	(2)

Income (loss) from investment operations:
Net investment income(3)	0.04		—
Net realized and unrealized gain (loss) on investments	0.74		(0.00	)(4)
Total from investment operations	0.78		—

Less distributions:
Dividends from net investment income	(0.01)		—
Total distributions	(0.01)		—
Net asset value, end of period	$10.77		$10.00
Total return(5)	7.77%		0.00	%(6)

Supplemental data and ratios:
Net assets, end of period (000’s)	$82,980		$75,001
Ratio of expenses to average net assets	0.75	%(7)	0.00	%(6)(7)(8)
Ratio of net investment income to average net assets	0.36	%(7)	0.00	%(6)(7)(8)
Portfolio turnover rate	89.78%		0.00	%(6)(9)

(1)	The Fund commenced operations on June 30, 2014.
(2)	The initial purchase of shares of the U.S. Large Cap Fund were executed at this price.
(3)	Net investment income per share has been calculated based on average shares outstanding during the period.
(4)	Amount is less than $0.01 per share.
(5)	Total returns assumes reinvestment of dividends and would have been lower in the absence of the fees waived.
(6)	Not annualized.
(7)	Net of fees waived of 0.08% and less than 0.01% for the year ended June 30, 2015 and the period ended June 30, 2014, respectively.
(8)	Amount is based on a one-day fiscal year and is not indicative of future Fund expenses or income.
(9)	Excludes the value of portfolio securities received as a result of in-kind purchases of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2015

1.   ORGANIZATION

EntrepreneurShares™ Series Trust, a Delaware statutory trust (the “Trust”), was formed on July 1, 2010, and has authorized capital of unlimited shares of beneficial interest.  The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. EntrepreneurShares Global Fund (the “Global Fund”), the Entrepreneur U.S. All Cap Fund (the “U.S. All Cap Fund”) and the Entrepreneur U.S. Large Cap Fund (the “U.S. Large Cap Fund”) (each a “Fund”, together, the “Funds”) are classified as a “diversified” series, as defined in the 1940 Act.  The Funds are an investment company and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.  The Global Fund commenced operations on November 11, 2010.  The U.S. All Cap Fund commenced operations on December 17, 2013.  The U.S. Large Cap Fund commenced operations on June 30, 2014.

The investment goal of the Global Fund is to seek long-term capital appreciation.  The Global Fund seeks these investment results through active principles-based securities selection.  The Global Fund mainly invests in equity securities of global companies with market capitalizations that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Weston Capital Advisors, LLC, the Global Fund’s investment advisor.

The investment goal of the U.S. All Cap Fund is to seek long-term capital appreciation.  The U.S. All Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the Russell 2000 Total Return Index.  Previously, the Russell 3000 Total Return Index served as the U.S. All Cap Fund’s benchmark.  The Advisor considers the Russell 2000 Total Return Index to be a more relevant benchmark.  The Russell 3000 Total Return Index will be included until the 2015 Prospectus update.  The U.S. All Cap Fund will invest at least 80% of its assets in equity securities of U.S. companies with market capitalizations that are above $200 million at the time of initial purchase and possess entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. All Cap Fund’s investment advisor.

The investment goal of the U.S. Large Cap Fund is to seek long-term capital appreciation.  The U.S. Large Cap Fund seeks investment results that exceed the performance, before fees and expenses, of the S&P 500 Total Return Index, through active principles-based securities selection.  The U.S. Large Cap Fund mainly invests in equity securities of U.S. companies with market capitalizations that are above $5 billion at the time of initial purchase and possesses entrepreneurial characteristics, as determined by Capital Impact Advisors, LLC, the U.S. Large Cap Fund’s investment advisor.  Weston Capital Advisors, LLC and Capital Impact Advisors, LLC (together “Advisors”) are majority owned by Dr. Shulman.

The Funds all currently offer one share class, the Institutional Class.  Effective June 29, 2012 the Global Fund ceased offering its Class A shares to the public.  The remaining Class A shares were converted into Retail shares.  Effective January 10, 2013 the Global Fund ceased offering its Retail shares to the public.  The remaining Retail shares were converted into Institutional shares.  As described in the Global Fund’s prospectus, the Institutional Class shares do not have a 12b-1 fee.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuations
The following is a summary of the Funds’ pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made.  Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

Official Closing Price.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.  Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market.  Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments held with a remaining maturity of 60 days or less generally are valued at amortized cost, as the Board believes that this method of valuing short-term investments approximates fair value.  Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost.  There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security.  Types of securities that the Fund may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations.  There can be no assurance that the Funds could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Funds determine its NAV per share.

Securities that are not listed on an exchange are valued by the Fund’s investment advisor, under the supervision of the Board.  There is no single standard for determining the fair value of a security.  Rather, in determining the fair value of a security, the Fund’s investment advisor and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors, or other funds, and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Use of Estimates and Indemnifications
The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in these financial statements.  Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements is unknown; however, the Trust has not had claims or losses pursuant to these contracts and the Trust expects any risk of loss to be remote.

Federal Income Tax
The Funds intend to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended.  If so qualified, the Funds will not be subject to federal income tax to the extent it distributes substantially all of their net investment income and net realized gains to shareholders.

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

The Funds have reviewed all open tax years and major jurisdictions and concluded that the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority for the year ended June 30, 2015.  The Funds would recognize interest and penalties, if any, related to uncertain tax benefits in the Statement of Operations.  During the year ended June 30, 2015, the Funds did not incur any interest or penalties.  Open tax years are those that are open for exam by taxing authorities. As of June 30, 2015, open Federal tax years include the tax years ended June 30, 2013, 2014 and 2015 for the Global Fund and 2014 and 2015 for the U.S. All Cap Fund and U.S. Large Cap Fund. The Funds have no examination in progress.

Fair Value Measurement
The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

Level 1:   Inputs that reflect unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:   Other significant observable inputs, other than quoted prices included in Level 1, that are observable for the asset, either directly or indirectly, these inputs may include quoted prices for the identical instrument on inactive market, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:  Unobservable inputs for the assets to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors.  A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Funds.  The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.  The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities.  Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2.  Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all.  The tables below are a summary of the inputs used to value the Funds’ investments as of June 30, 2015.

Global Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$5,204,980	$—	$—	$5,204,980
Money Market Funds	325,925	—	—	325,925
Total Investments	$5,530,905	$—	$—	$5,530,905

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

U.S. All Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$134,708,078	$—	$—	$134,708,078
Real Estate Investment Trusts	5,466,775	—	—	5,466,775
Money Market Funds	2,993,049	—	—	2,993,049
Total Investments	$143,167,902	$—	$—	$143,167,902

U.S. Large Cap Fund
Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$79,615,917	$—	$—	$79,615,917
Real Estate Investment Trusts	575,129	—	—	575,129
Money Market Funds	2,825,632	—	—	2,825,632
Total Investments	$83,016,678	$—	$—	$83,016,678

*  For further information regarding security characteristics, please see the Schedule of Investments.

For the year ended June 30, 2015, the Funds had no transfers of securities between levels and no investments in derivate instruments.  Transfers between levels are recognized at the end of the reporting period.  The Funds did not have any Level 3 investments at the beginning or end of the year.

Distribution to Shareholders
The Funds intend to continue to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually.  Distributions are recorded on ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

Foreign Currency Transactions
The Funds’ books and records are maintained in U.S. dollars.  Foreign currency denominated transactions (i.e. fair value of investment securities, assets and liabilities, purchases and sales of investment securities and income and expenses) are translated into U.S. dollars at the current rate of exchange.  The Funds isolate portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are reflected as net realized and unrealized gain or loss on foreign currency.

Investment Transactions and Investment Income
Investment transactions are recorded on the trade date.  Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts.  Net realized gains or losses are determined using the specific identification method.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day.

3.  AGREEMENTS

Global Fund’s Investment Advisory Agreement
Weston Capital Advisors, LLC, a related party of the Global Fund, oversees the performance of the Global Fund and is responsible for overseeing the management of the investment portfolio of the Global Fund.  These services are provided under the terms of an investment advisory agreement between the Trust and Weston Capital Advisors, pursuant to which Weston Capital Advisors, LLC receives an annual advisory fee equal to 1.25% of the Global Fund’s average net assets.

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

Through November 1, 2015, the Advisor has agreed to waive and/or reimburse the Global Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the Global Fund to the amounts of 1.70% per annum of net assets attributable to such shares of the Global Fund.  Weston Capital Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the Global Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the Global Fund is not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the expense was borne by Weston Capital Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
6/30/18	$ 60,049
6/30/17	$133,223
6/30/16	$131,603

Sub-Advisory services are provided to the Global Fund, pursuant to an agreement between Weston Capital Advisors, LLC and EntrepreneurShares, LLC (the “Sub-Advisor”).  Under the terms of this sub-advisory agreement, Weston Capital Advisors, LLC, not the Global Fund, compensates the Sub-Advisor based on the Global Fund’s average net assets.  Certain officers of Weston Capital Advisors, LLC are also officers of the Sub-Advisor.  Dr. Shulman is a majority owner of both Weston Capital Advisors, LLC and the Sub-Advisor.

U.S. All Cap Fund and U.S. Large Cap Fund Investment Advisory Agreement
Capital Impact Advisors, LLC, a related party of the U.S. All Cap Fund and the U.S. Large Cap Fund, oversees the performance of the U.S. All Cap Fund and the U.S. Large Cap Fund and is responsible for overseeing the management of the investment portfolio of the U.S. All Cap Fund and the U.S. Large Cap Fund.  These services are provided under the terms of investment advisory agreements between the Trust and Capital Impact Advisors, LLC, pursuant to which Capital Impact Advisors, LLC receives an annual advisory fee equal to 0.75% of the U.S. All Cap Fund’s average net assets and 0.65% of the U.S. Large Cap Fund’s average net assets.

Through November 1, 2015 for the U.S. All Cap Fund and the U.S. Large Cap Fund, Capital Impact Advisors, LLC has agreed to waive and/or reimburse the U.S. All Cap Fund and the U.S. Large Cap Fund for its advisory fee, and to the extent necessary, bear other expenses, to limit the total annualized expenses (excluding borrowing and investment-related costs and fees, taxes, extraordinary expenses and fees and expenses of underlying funds) of the Institutional Class shares of the U.S. All Cap Fund to the amounts of 0.85% per annum of net assets attributable to such shares of the U.S. All Cap Fund and 0.75% per annum of net assets attributable to shares of the U.S. Large Cap Fund.  Capital Impact Advisors, LLC shall be permitted to recover expenses it has borne subsequent to the effective date of this agreement (whether through reduction of its advisory fee or otherwise) in later periods to the extent that the U.S. All Cap Fund’s or the U.S. Large Cap Fund’s expenses fall below the annual rates set forth above, given that such a rate is not greater than the rate that was in place at the time of the waiver, provided, however, that the U.S. All Cap Fund and the U.S. Large Cap Fund are not obligated to pay any such waived fees more than three years after the end of the fiscal year in which the expense was borne by Capital Impact Advisors, LLC.

Waived fees subject to recovery by year of expiration are as follows:

Year of Expiration	Potential Recovery
	U.S. All Cap Fund	U.S. Large Cap Fund
6/30/18	$58,334	$66,315
6/30/17	$83,817	$ 4,000

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

4.  DISTRIBUTION PLAN

The Trust has adopted distribution and service (Rule 12b-1) plans (the “Plan”) for the Funds’ Retail Class shares (not available for sale at this time) and Class A shares (not available for sale at this time) in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended.  The Plan allows the Funds to use up to 0.25% of the average daily net assets attributable to the relevant classes of Funds’ shares, to pay sales, distribution, and other fees for the sale of that share class and for services provided to holders of that class of shares.  Because these fees are paid out of the Funds’ assets, over time, these fees will increase the cost of an investment in Retail Class shares and Class A shares and may cost the shareholder more than paying other types of sales charges.  The Funds’ Institutional Class shares are not subject to any distribution and service (Rule 12b-1) fees.

5.  INCOME TAXES

The Funds plan to distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid during the periods ended June 30, 2014 and 2015 was as follows:

	Ordinary	Long-Term
Global Fund	Income	Capital Gain	Total
June 30, 2015	$ 96,650	$2,230,471	$2,327,121
June 30, 2014	$174,622	$1,145,681	$1,320,303

	Ordinary	Long-Term
U.S. All Cap Fund	Income	Capital Gain	Total
June 30, 2015	$60,866	$ —	$60,866
June 30, 2014	$64,850	$ —	$64,850

	Ordinary	Long-Term
U.S. Large Cap Fund	Income	Capital Gain	Total
June 30, 2015	$50,453	$ —	$50,453
June 30, 2014	$ —	$ —	$ —

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits for the Fund related to net capital gain to zero for the tax year ended June 30, 2015.

Additionally, GAAP requires that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  The following table shows the reclassifications made:

		Accumulated	Accumulated
Global Fund	Paid in	Net Investment	Realized
Year Ended	Capital	Income (Loss)	Gain (Loss)
June 30, 2015	$3,535,515	$ 70,872	$(3,606,387)

		Accumulated	Accumulated
U.S. All Cap Fund	Paid in	Net Investment	Realized
Year Ended	Capital	Income (Loss)	Gain (Loss)
June 30, 2015	$ —	$129,064	$(129,064)

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

		Accumulated	Accumulated
U.S. Large Cap Fund	Paid in	Net Investment	Realized
Year Ended	Capital	Income (Loss)	Gain (Loss)
June 30, 2015	$ —	$(21,609)	$21,609

The permanent differences relate primarily to foreign currency reclassifications, REIT, partnership adjustments, in-kind redemptions and reclassification of net operating losses.

As of June 30, 2015, the cost of investments, gross unrealized appreciation and depreciation of investments and distributable income for tax purposes are:

		U.S. All	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Cost of investments	$4,335,108	$132,702,827	$77,286,573
Unrealized appreciation	1,380,340	18,454,127	7,544,202
Unrealized depreciation	(184,543)	(7,989,052)	(1,814,097)
Net unrealized appreciation	1,195,797	10,465,075	5,730,105
Undistributed ordinary income	—	19,256	216,457
Undistributed long-term capital gain	—	7,635,937	—
Distributable income	—	7,655,193	216,457
Other accumulated loss	(939,127)	—	(82,067)
Total accumulated gain	$256,670	$18,120,268	$5,864,495

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales, partnership interests and Passive Foreign Investment Companies.

As of June 30, 2015, the Funds had capital loss carry forwards which could be used to offset future gains of:

Capital Loss
	Carryover	Character
Global Fund	$—
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$(37,081)	Short-term

As of June 30, 2015 the Funds had deferred qualified late year ordinary losses of:

Global Fund	$(42,288)
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$—

As of June 30, 2015 the Funds had deferred qualified post October losses of:

Global Fund	$(896,399)
U.S. All Cap Fund	$—
U.S. Large Cap Fund	$(44,986)

6.  CAPITAL SHARE TRANSACTIONS

The Trust has authorized capital of unlimited shares of no par value which may be issued in more than one class or series.  Currently, the Trust consists of three series, the Funds. Transactions in shares of the Funds were as follows:

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

	Year Ended	Year Ended
	June 30, 2015	June 30, 2014
Global Fund
Institutional Class
Shares sold	10,867	2,220
Shares issued in reinvestment of dividends	162,397	80,533
Shares redeemed	(1,569,976)	(142,146)
Net decrease	(1,396,712)	(59,393)
Shares outstanding
Beginning of year	1,849,388	1,908,781
End of year	452,676	1,849,388

	Year Ended	Period Ended
	June 30, 2015	June 30, 2014
U.S. All Cap Fund
Institutional Class
Shares sold	1,467	12,489,810
Shares issued in reinvestment of dividends	5,538	6,206
Shares redeemed	(1,499)	(1,951)
Net increase	5,506	12,494,065
Shares outstanding
Beginning of period	12,494,065	—
End of period	12,499,571	12,494,065

U.S. Large Cap Fund
Institutional Class
Shares sold	223,355	7,501,341
Shares issued in reinvestment of dividends	4,782	—
Shares redeemed	(23,805)	—
Net increase	204,332	7,501,341
Shares outstanding
Beginning of period	7,501,341	—
End of period	7,705,673	7,501,341

7.  RELATED PARTIES

As of June 30, 2015, certain officers of the Trust were also employees of the Advisors.  However, these officers were not compensated directly by the Funds.  Refer to Note 3 for more information.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act.  As of June 30, 2015, for the benefit of its shareholders, Pentegra Retirement Services and National Financial Services, LLC respectively held 61.8% and 29.1% of the total Global Fund shares outstanding.  As of June 30, 2015, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. All Cap Fund, held 97.6% of the total U.S. All Cap Fund shares outstanding.  As of June 30, 2015, for the benefit of its shareholders, MAC & Co., an affiliate of the U.S. Large Cap Fund, held 97.4% of the total U.S. Large Cap Fund shares outstanding.

EntrepreneurShares Series Trust
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2015

9.  INVESTMENT TRANSACTIONS

During the year ended June 30, 2015, the aggregate purchases and sales of securities (including in-kind redemptions and excluding short-term securities) were:

		U.S. All	U.S. Large
	Global Fund	Cap Fund	Cap Fund
Purchases:	$11,377,679	$142,866,519	$69,853,473
Sales:	$28,774,266	$143,581,020	$69,780,722

Global Fund
Effective March 26, 2015, the Fund’s shareholders redeemed assets through an in-kind redemption. In the redemption transaction, the Fund transferred securities with a fair value of $12,869,830 to the redeeming shareholders, which is included in the purchase and sales information above.  The Fund recognized a net realized gain in the amount of $3,589,670, which is reflected on the Statement of Operations. The redemption-in-kind is reflected in the Statement of Changes in Net Assets.

U.S. All Cap Fund
On December 17, 2013, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for the Fund shares issued (“transfer in-kind”) for the net transfer in-kind of $72,116,070, which is excluded from the purchase and sales information above.

U.S. Large Cap Fund
On June 30, 2014, the Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities eligible for investment by the Fund as consideration for the Fund shares issued (“transfer in-kind”) for the net transfer in-kind of $59,495,243, which is excluded from the purchase and sales information above. This was comprised of investments with fair value as of June 30, 2014 (the last business day of the period) of $59,495,243, as the transaction was effective and recorded on June 30, 2014 and settled on July 2, 2014.

10.  FOREIGN INVESTMENT RISK

The Global Fund generally invests a significant portion of its total assets in securities principally traded in markets outside the U.S.  The foreign markets in which the Global Fund invests in are sometimes open on days when the NYSE is not open and the Global Fund does not calculate its NAV, and sometimes are not open on days when the Global Fund does calculate its NAV.  Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Global Fund calculates its NAV.  That is generally the case for markets in Europe, Asia, Australia and other far eastern regions; the regular closing time of foreign markets in North and South America is generally the same as the closing time of the NYSE and the time as of which the Global Fund calculates its NAV.

Foreign stocks, as an asset class, may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks.  Risks relating to investment in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risk including less liquidity, high inflation rates, unfavorable economic practices and political instability.  The risks of foreign investments are typically greater in emerging and less developed markets.

11.  SUBSEQUENT EVENTS EVALUATION

In preparing the financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

EntrepreneurShares Series Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of EntrepreneurShares Series Trust and the Shareholders of EntrepreneurShares Global Fund, Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of EntrepreneurShares Global Fund, as of June 30, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended June 30, 2015 and the period November 11, 2010 (commencement of operations) to June 30, 2011. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of Entrepreneur U.S. All Cap Fund, as of June 30, 2015, and the related statements of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and period December 17, 2013 (commencement of operations) to June 30, 2014. We have also audited the accompanying statement of assets and liabilities, including the schedule of investments, of Entrepreneur U.S. Large Cap Fund as of June 30, 2015, and the related statements of operations for the year then ended and statement of changes in net assets and financial highlights for the year then ended and period from June 30, 2014 (commencement of operations) to June 30, 2014. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Funds are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2015, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of EntrepreneurShares Global Fund, Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund as of June 30, 2015, and the results of their operations, the changes in their net assets, and the financial highlights, for each respective periods referred to above, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Boston, Massachusetts
August 28, 2015

EntrepreneurShares Series Trust

ADDITIONAL INFORMATION
(Unaudited)

1.  ADDITIONAL DISCLOSURE REGARDING FUND TRUSTEES AND OFFICERS

		Term of		# of Portfolios	Other
		Office(1)		in Fund	Directorships
	Position(s)	and		Complex	Held by Trustee
Name, Address	Held	Length of	Principal Occupation(s)	Overseen	During Past
and Birth Year	with Trust	Time Served	During Past 5 Years	by Trustee	5 Years

Dr. Stephen Sohn	Trustee	Since 2010	Chairman – Quantum	3	None
470 Atlantic Ave., Suite #400			Aesthetic Surgery Inc.
Boston, MA 02210
Birth year: 1944

Thomas T. Stallkamp	Trustee	Since 2010	Founder/Principal	3	None
470 Atlantic Ave., Suite #400			Collaborative
Boston, MA 02210			Management; Former CEO
Birth year: 1947			Chairman – MSX International
(automotive consulting)
(2003 to 2004).

George R. Berbeco	Trustee	Since 2010	Chairman – Bay Colony	3	None
470 Atlantic Ave., Suite #400			Development Corporation;
Boston, MA 02210			Former President – Devon
Birth year: 1944			Group and General
Partner – Devon Capital
Partners, LP.
(information systems
consulting) (2005 to 2009).

Dr. Joel M. Shulman, CFA(2)	President	Since 2010	Member of the Advisor	3	None
470 Atlantic Ave., Suite #400	and Trustee		and the Sub-Advisor
Boston, MA 02210			since 2010; Chief
Birth year: 1955			Executive Officer of the
Sub-Advisor since 2010;
Tenured professor at
Babson College.

David Cragg	Secretary,	Since 2010	Member and Chief	N/A	N/A
470 Atlantic Ave., Suite #400	Treasurer		Compliance Officer the
Boston, MA 02210	and Chief		Advisor since 2010;
Birth year: 1969	Compliance		Former Chief Financial
	Officer		Officer and Chief Operating
Officer of the Leuthold Group
(institutional research)
(1999 to 2009).

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.
(2)	Dr. Shulman is considered an interested Trustee within the meaning of the 1940 Act because of his affiliation with the Advisor and the Sub-Advisor.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge, upon request by calling the Funds toll free at 1.877.271.8811 or by visiting the SEC’s website (http://www.sec.gov).

EntrepreneurShares Series Trust
ADDITIONAL INFORMATION (Continued)
(Unaudited)

2.  SHAREHOLDER NOTIFICATION OF FEDERAL TAX STATUS

Global Fund
For the year ended June 30, 2015, 77.09% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The Global Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The Global Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. All Cap Fund
For the year ended June 30, 2015, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. All Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. All Cap Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

U.S. Large Cap Fund
For the year ended June 30, 2015, 100.00% of dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

The U.S. Large Cap Fund designates 100.00% of their ordinary income distributions for the fiscal period as qualified dividend income under the Jobs and Growth Tax Reconciliation Act of 2003.

The U.S. Large Cap Fund designates 0.00% of its ordinary income distributions as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(c).

3.  AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Once filed, the Funds’ Form N-Q is available free of charge, upon request by calling the Funds toll free at 1.877.271.8811 or by visiting the SEC’s website (http://www.sec.gov).  You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

4.  PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available free of charge, upon request by calling the Funds toll free at 1.877.271.8811 or by visiting the SEC’s website (http://www.sec.gov).  The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30.

Once filed, the information is available free of charge, upon request by calling the Funds toll free at 1.877.271.8811 or by visiting the SEC’s website (http://www.sec.gov).

EntrepreneurShares Global Fund Investment Advisor
Weston Capital Advisors, LLC
470 Atlantic Avenue, Suite #400
Boston, MA 02210

EntrepreneurShares Global Fund Investment Sub-Advisor
EntrepreneurShares, LLC
470 Atlantic Avenue, Suite #400
Boston, MA 02210

Entrepreneur U.S. All Cap Fund and Entrepreneur U.S. Large Cap Fund Investment Advisor
Capital Impact Advisors, LLC
470 Atlantic Avenue, Suite #400
Boston, MA 02210

Independent Registered Public Accounting Firm
McGladrey LLP
80 City Square
Boston, MA 02129

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite #302
Milwaukee, WI 53212

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

Administrator, Accountant, Transfer Agent
And Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Item 2. Code of Ethics.

The registrant has adopted a Code of Ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its Code of Ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the Code of Ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.  You may also receive a copy of the registrant’s Code of Ethics, upon request, by mail, by calling the registrant at 1-877-271-8811.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including a review of excise tax calculation and annual distribution requirements. There were no “Other Services” provided by the principal account. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2015 McGladrey, LLP	FYE 6/30/2014 McGladrey, LLP
Audit Fees	$45,000	$34,000
Audit-Related Fees	$0	$0
Tax Fees	$7,500	$5,000
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by McGladrey, LLP for the fiscal year ended June 30, 2015 and for the fiscal year ended June 30, 2014 applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2015 McGladrey, LLP	FYE 6/30/2014 McGladrey, LLP
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.  The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 6/30/2015 McGladrey, LLP	FYE 6/30/2014 McGladrey, LLP
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)*                   /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date     September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date     September 3, 2015

By (Signature and Title)*                   /s/David Cragg
David Cragg, Treasurer

Date      September 3, 2015

* Print the name and title of each signing officer under his or her signature.